BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended
	Aug. 20, 2013	Jun. 30, 2013
Ship Mortgage Notes [Abstract]
Ship Mortgage Notes Issuance Date		Oct. 01, 2010
Ship Mortgage Notes Face Amount		$ 400,000
Ship Mortgage Notes Interest Rate		8.625%
Ship Mortgage Notes Due Date		Nov. 01, 2017
Additional Notes Issuance Date		May 26, 2011
Additional Notes Face Amount		105,000
Additional Notes Interest Rate		8.625%
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,300
Debt Instrument Issuance Date	Aug. 20, 2013
Debt Instrument Face Amount Drawn	0
Number Of Tranches	2
Amount Per Tranche	20,150
Amount Per Tranche B	20,150
Vessels Partially Financed	two chemical tanker vessels
Interest rate	LIBOR plus 320 bps
Amount Remaining to be drawn	40,300
Second Amendment Date Loan With Related Party		Oct. 21, 2010
Amendment Date Loan With Related Party		Nov. 08, 2011
Maturity Date Loan With Related Party		Dec. 31, 2014
Ownership percentage in all subsidiaries		100.00%
Borrowings General [Abstract]
Long Term Debt Amount Available To Be Drawn		53,159
Credit Facilities Financial Covenants		(i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of July 1, 2013 and thereafter
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Debt Instrument Face Amount		150,000
Debt Instrument Issuance Date		Apr. 07, 2010
Number Of Tranches		6
Amount Per Tranche		25,000
Vessels Partially Financed		two chemicals and four product tankers
Repayment Start Date		six months after delivery of respective vessel
Repayment Terms		12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date
Interest rate		LIBOR plus 250 bps
Outstanding Amount		141,750
Amount Remaining to be drawn		0
BNP Paribas S.A. and DVB Bank SE
Debt Instrument [Line Items]
Debt Instrument Face Amount		75,000
Debt Instrument Issuance Date		Apr. 08, 2010
Number Of Tranches		3
Amount Per Tranche		25,000
Vessels Partially Financed		three product tankers
Repayment Start Date		six months after delivery of respective vessel
Repayment Terms		12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date
Interest rate		LIBOR plus 250 bps
Outstanding Amount		71,302
Amount Remaining to be drawn		3,698
DVB Bank S.E. and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,000
Debt Instrument Issuance Date		May 28, 2010
Number Of Tranches		2
Amount Per Tranche		26,000
Vessels Partially Financed		two product tankers
Repayment Start Date		three months after the delivery date of respective vessel
Repayment Terms		24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date
Interest rate		LIBOR plus 275 bps
DVB Bank S.E. and ABN AMRO Bank N.V. first repayment date		Dec. 29, 2011
Dvb Abn First Prepayment Amount		2,500
Repayment Terms After First Prepayment		five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
DVB Bank S.E. and ABN AMRO Bank N.V. Second Prepayment Date		Dec. 31, 2012
DVB S.E. and ABN AMRO Bank N.V. Second Prepayment Amount		500
Repayment Terms After Second Prepayment		two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
Outstanding Amount		41,241
Cyprus Popular Bank Public Co Ltd
Debt Instrument [Line Items]
Debt Instrument Face Amount		80,000
Debt Instrument Issuance Date		Sep. 07, 2010
Interest rate		LIBOR plus 275 bps
Outstanding Amount		0
Amount Remaining to be drawn		0
Amendment Date		Sep. 07, 2012
Reduced Facility Amount		32,400
CPB Amendment Date		Dec. 31, 2012
Eurobank Ergasias S.A. $52.2 million
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,200
Debt Instrument Issuance Date		Oct. 26, 2010
Debt Instrument Face Amount Drawn		51,600
Number Of Tranches		2
Amount Per Tranche		26,100
Amount Per Tranche B		25,500
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after delivery of respective vessel
Repayment Terms		32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date.
Interest rate		LIBOR plus (i)plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Outstanding Amount		47,845
Amount Remaining to be drawn		0
Eurobank Ergasias S.A. $52.0 million
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,000
Debt Instrument Issuance Date		Dec. 06, 2010
Debt Instrument Face Amount Drawn		46,200
Number Of Tranches		2
Amount Per Tranche		23,100
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after delivery of respective vessel
Repayment Terms		32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date
Interest rate		LIBOR plus 300 bps
Outstanding Amount		44,670
ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Debt Instrument Face Amount		55,100
Debt Instrument Issuance Date		Jul. 08, 2011
Debt Instrument Face Amount Drawn		54,750
Number Of Tranches		2
Amount Per Tranche		27,550
Vessels Partially Financed		two MR2 product tankers
Repayment Start Date		October 1, 2011
Repayment Terms		12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date
Interest rate		LIBOR plus 325 bps
Outstanding Amount		44,317
Outstanding Amount Per Tranche		22,158
DVB Bank S.E.
Debt Instrument [Line Items]
Debt Instrument Face Amount		51,000
Debt Instrument Issuance Date		Dec. 07, 2011
Debt Instrument Face Amount Drawn		44,400
Number Of Tranches		2
Amount Per Tranche		22,200
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after the delivery of the respective vessel
Repayment Terms		28 quarterly installments of $348 each with a final balloon payment of $12,449 to be repaid on the last repayement date
Interest rate		LIBOR plus 270 bps
Outstanding Amount		43,704
Amount Remaining to be drawn		0
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Debt Instrument Face Amount		28,125
Debt Instrument Issuance Date		Dec. 29, 2011
Vessels Partially Financed		one MR2 product tanker
Repayment Start Date		three months after the delivery of the vessels
Repayment Terms		32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate		LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount		24,971
Amount Remaining to be drawn		3,154
DVB Bank SE and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Debt Instrument Face Amount		56,250
Debt Instrument Issuance Date		Dec. 29, 2011
Number Of Tranches		2
Amount Per Tranche		28,125
Vessels Partially Financed		two MR2 product tanker
Repayment Start Date		three months after the delivery of the vessels
Repayment Terms		32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate		of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount		49,943
Amount Remaining to be drawn		6,307
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Debt Instrument Face Amount		40,000
Debt Instrument Issuance Date		Sep. 07, 2010
Interest rate		LIBOR plus 300 bps
Outstanding Amount		0
Amount Remaining to be drawn		40,000
Navios Holdings Facility Extended Maturity		2014-12-01
Second Amendment Date Loan With Related Party		Oct. 21, 2010
Amendment Date Loan With Related Party		Nov. 08, 2011
Arrangement Fee Related Party		$ 400